Schedule of Key Valuation Inputs (Details)	3 Months Ended
	Mar. 31, 2022 $ / shares	Mar. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 $ / shares	Mar. 31, 2021 $ / shares	Jun. 30, 2020 $ / shares	Jun. 30, 2020 $ / shares
Short-Term Debt [Line Items]
Risk-adjusted rate	0.55	0.55
Share price | (per share)		$ 0.34	$ 0.32	$ 0.40	$ 0.32	$ 0.42	$ 0.56
Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0723	0.0723
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.130	0.130
C D Note One [Member]
Short-Term Debt [Line Items]
Maturity date	Jul. 07, 2023
Risk-adjusted rate	0.45	0.45
C D Note One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Valuation date	Jan. 28, 2022
Risk-adjusted rate	1.20	1.20
C D Note One [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0750	0.0750
C D Note One [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price	$ 0.230
C D Note One [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0870	0.0870
C D Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0092	0.0092
C D Note One [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.1618	0.1618
R C D Note One [Member]
Short-Term Debt [Line Items]
Valuation date	Jan. 07, 2022
Maturity date	Jul. 07, 2023
R C D Note One [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	1.30	1.30
R C D Note One [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0900	0.0900
R C D Note One [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price	$ 0.242
R C D Note One [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0921	0.0921
R C D Note One [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0065	0.0065
R C D Note One [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.1639	0.1639
R C D Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	Jan. 07, 2022
Maturity date	Jun. 30, 2022
R C D Note Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	1.30	1.30
R C D Note Two [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0900	0.0900
R C D Note Two [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price	$ 0.242
R C D Note Two [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0916	0.0916
R C D Note Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0023	0.0023
R C D Note Two [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.1596	0.1596
C D Note Two [Member]
Short-Term Debt [Line Items]
Valuation date	Mar. 31, 2022
Maturity date	Jul. 07, 2023
C D Note Two [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	1.20	1.20
C D Note Two [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0750	0.0750
C D Note Two [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price	$ 0.235
C D Note Two [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0180	0.0180
C D Note Two [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.1712	0.1712
Measurement Input, Credit Spread [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0885	0.0885
R C D Note Three [Member]
Short-Term Debt [Line Items]
Valuation date	Mar. 31, 2022
Maturity date	Jul. 07, 2023
R C D Note Three [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	1.20	1.20
R C D Note Three [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0900	0.0900
R C D Note Three [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price	$ 0.235
R C D Note Three [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0885	0.0885
R C D Note Three [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0180	0.0180
R C D Note Three [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.1712	0.1712
R C D Note Four [Member]
Short-Term Debt [Line Items]
Valuation date	Mar. 31, 2022
Maturity date	Jun. 30, 2022
R C D Note Four [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	1.20	1.20
R C D Note Four [Member] | Measurement Input Contractual Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0900	0.0900
R C D Note Four [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price	$ 0.235
R C D Note Four [Member] | Measurement Input, Credit Spread [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0878	0.0878
R C D Note Four [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.0052	0.0052
R C D Note Four [Member] | Measurement Input Risk Adjusted Rate [Member]
Short-Term Debt [Line Items]
Risk-adjusted rate	0.1588	0.1588